                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2005
                                                  -----------------

Check here if Amendment [ ];  Amendment Number: ______
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number:  28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

               Signature               Place             Date of Signing

            /s/ Lloyd Appel         New York, NY         January 13, 2005
            ---------------         ------------         ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                        ---------------

Form 13F Information Table Entry Total:     53
                                        ---------------

Form 13F Information Table Value Total:     299,471
                                        ---------------
                                          (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None




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
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            COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
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                                                                (000)    SHRS OR    SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
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         NAME OF ISSUER             TITLE OF CLASS   CUSIP      VALUE    PRN AMT    PRN CALL  DESCRETION  MANAGERS  SOLE SHARED NONE
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
ADC TELECOMMUNICATIONS INC           COM            000886309     7,046     315,400 SH        SOLE                  315,400  0   0
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ADTRAN INC                           COM            00738a106     6,570     220,900 SH        SOLE                  220,900  0   0
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AMERICAN INTERNATIONAL GROUP INC     COM            026874107     8,271     257,900 SH        SOLE                  257,900  0   0
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AMERITRADE HOLDING CORP              COM            03074k100       627       9,187 SH        SOLE                    9,187  0   0
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AMR CORP                             COM            001765106     7,850     327,100 SH        SOLE                  327,100  0   0
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ANTEON INTL CORP                     COM            03674e108     9,201     413,900 SH        SOLE                  413,900  0   0
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ARAMARK CORP                         COM            038521100     6,805     125,200 SH        SOLE                  125,200  0   0
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AVAYA INC                            COM            053499109    10,765     387,500 SH        SOLE                  387,500  0   0
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BERKSHIRE HATHAWAY INC               COM            084670207     6,294     589,900 SH        SOLE                  589,900  0   0
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BOSTON SCIENTIFIC CORP               COM            101137107    10,497       3,576 SH        SOLE                    3,576  0   0
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CENVEO INC                           COM            15670s105     1,565      63,900 SH        SOLE                   63,900  0   0
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CHARLES SCHWAB CORP                  COM            808513105     6,839     519,700 SH        SOLE                  519,700  0   0
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CHARLES SCHWAB CORP                  COM            171871106     4,214     110,050 SH        SOLE                  110,050  0   0
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COCA COLA CO                         COM            191216100     8,036     547,800 SH        SOLE                  547,800  0   0
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COLGATE PALMOLIVE CO                 COM            194162103        58      16,500 SH        SOLE                   16,500  0   0
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CONEXANT SYSTEMS INC                 COM            207142100     7,869     195,200 SH        SOLE                  195,200  0   0
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CROWN HOLDINGS INC                   COM            228368106     6,176     112,600 SH        SOLE                  112,600  0   0
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DAVITA INC                           COM            23918k108     3,018   1,335,550 SH        SOLE                1,335,550  0   0
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DST SYSTEMS INC                      COM            233326107     7,467     382,350 SH        SOLE                  382,350  0   0
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ECI TELECOM LTD                      COM            268258100     3,056      60,350 SH        SOLE                   60,350  0   0
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EVEREST RE GROUP LTD                 COM            g3223r108    11,611     193,800 SH        SOLE                  193,800  0   0
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FIRST AMERICAN CORP                  COM            318522307     5,876     784,550 SH        SOLE                  784,550  0   0
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FREESCALE SEMICONDUCTOR INC          COM            35687m206     2,695     149,050 SH        SOLE                  149,050  0   0
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FRONTLINE LTD                        COM            g3682e127     8,941      89,100 SH        SOLE                   89,100  0   0
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GOODYEAR TIRE & RUBBER CO            COM            382550101     4,643     102,500 SH        SOLE                  102,500  0   0
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HSBC HOLDINGS PLC                    SPONSORED ADR  404280406       628      29,250 SH        SOLE                   29,250  0   0
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JDS UNIPHASE CORP                    COM            46612j101       116       4,598 SH        SOLE                    4,598  0   0
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JETBLUE AIRWAYS CORP                 COM            477143101     3,049      80,400 SH        SOLE                   80,400  0   0
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JUNIPER NETWORKS                     COM            48203r104    13,943     802,250 SH        SOLE                  802,250  0   0
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KROGER CO                            COM            501044101     3,884      48,266 SH        SOLE                   48,266  0   0
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LIBERTY GLOBAL INC                   COM            530555101     2,829   1,198,600 SH        SOLE                1,198,600  0   0
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LIBERTY GLOBAL INC                   COM            530555309    11,451     744,550 SH        SOLE                  744,550  0   0
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LIBERTY MEDIA CORP                   COM            530718105     9,625     431,600 SH        SOLE                  431,600  0   0
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MELLON FINL CORP                     COM            58551a108     6,031     319,450 SH        SOLE                  319,450  0   0
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METRO ONE TELECOMMUNICATIONS INC     COM            59163f105    13,008     282,350 SH        SOLE                  282,350  0   0
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MICROSOFT CORP                       COM            594918104     5,807     258,100 SH        SOLE                  258,100  0   0
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MOTOROLA INC.                        COM            620076109         -           - SH        SOLE                        -  0   0
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NII HOLDINGS INC                     COM            62913f201     4,702     221,800 SH        SOLE                  221,800  0   0
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NORTEL NETWORKS CORP.                               656568102         -           - SH        SOLE                        -  0   0
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NOVARTIS AG                          SPONSORED ADR  66987v109     5,045     641,100 SH        SOLE                  641,100  0   0
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OMNICARE INC                         COM            681904108     7,679     224,200 SH        SOLE                  224,200  0   0
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PFIZER INC                           COM            717081103        28      77,500 SH        SOLE                   77,500  0   0
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PMC-SIERRA INC                       COM            69344f106     8,984     343,550 SH        SOLE                  343,550  0   0
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SAFEWAY INC                          COM            786514208       941      41,646 SH        SOLE                   41,646  0   0
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SANOFI-AVENTIS                       SPONSORED ADR  80105n105     5,925     135,650     PUT   SOLE                  135,650  0   0
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SPRINT NEXTEL CORPORATION            COM            852061100       128      41,823 SH        SOLE                   41,823  0   0
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STANDARD & POORS DEPOSITARY RECEIPTS COM            78462f103     4,474      85,250 SH        SOLE                   85,250  0   0
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SYNERON MEDICAL LTD                  COM            m87245102     4,901      85,650 SH        SOLE                   85,650  0   0
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TEXAS INSTRUMENTS INC                COM            882508104     3,974     170,400 SH        SOLE                  170,400  0   0
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TIFFANY & CO                         COM            886547108     6,367     825,750 SH        SOLE                  825,750  0   0
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VALEANT PHARMACEUTICALS INTL         COM            91911x104     2,416     102,100 SH        SOLE                  102,100  0   0
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VODAFONE GROUP PLC                   SPONSORED ADR  92857w100     7,970     181,550 SH        SOLE                  181,550  0   0
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WYETH COM                            COM            983024100     9,578     410,000 SH        SOLE                  410,000  0   0
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                                                                299,471  15,100,946
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